Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Cash flow from operating activities
Net loss	$ (20,946,199)	$ (30,436,921)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on debt extinguishment	8,322,400
Depreciation and amortization	2,093,228	2,662,250
Fair value gain on derivative instrument		(1,198,577)
Share-based, compensation, net	6,853,795	8,991,538
Interest expense, net	4,563,567	4,320,947
Other non-cash	(10,844)	173,797
Changes in operating assets and liabilities:
Accounts receivable	31,378	(258,266)
Inventories	30,983	21,856
Other current assets	(1,234,458)	789,076
Accounts payable	(2,749,308)	1,272,356
Deferred revenue	758,370	294,289
Accrued expenses, employee benefit and other current liabilities	736,238	655,558
A. Net cash used in operating activities	(1,550,850)	(12,712,097)
Cash flow from investing activities
Purchase of treasury shares	(1,475,445)	(195,930)
Purchase of property and equipment	(276,880)	(381,768)
B. Net cash used in investing activities	(1,752,325)	(577,698)
Cash flow from financing activities
Proceeds from issuance of convertible notes	10,696,891	16,929,685
Repayment of term loans		(1,250,000)
Proceeds from exercise of employee share options	30,390	167,930
C. Net cash generated from financing activities	10,727,281	15,847,615
D. Increase in cash and cash equivalents (A+B+C)	7,424,106	2,557,820
E. Cash and cash equivalents at beginning of the period	7,805,859	5,148,857
Cash and cash equivalents at ending of the period (D+E)	15,229,965	7,706,677
Supplemental disclosures of cash flow information:
Interest paid, net	(8,274,718)	(7,026,074)
Conversion of convertible notes into shares	1,000,000	1,600,000
Carrying amount of convertible notes extinguished	(5,558,600)
Fair value of amended convertible notes issued	$ 16,442,000